Post-Employment Benefits - Summary of Financial and Demographic Actuarial Assumptions (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Sweden [member]
Financial assumptions
Discount rate	2.00%	0.60%
Inflation rate	2.30%	2.00%
Salary increase rate	2.80%	2.80%
Demographic assumptions
Life expectancy after age 65 in years	23 years	23 years
US [member]
Financial assumptions
Discount rate	5.40%	2.70%
Inflation rate	2.50%	2.50%
Salary increase rate	3.00%	3.50%
Demographic assumptions
Life expectancy after age 65 in years	22 years	23 years
United Kingdom [member]
Financial assumptions
Discount rate	4.90%	1.80%
Inflation rate	3.10%	3.20%
Salary increase rate	0.00%
Demographic assumptions
Life expectancy after age 65 in years	23 years	23 years